Consolidated Statements of Comprehensive Income - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,750,691)	$ (2,326,332)	$ (16,384,104)	$ (12,403,215)
Other comprehensive (loss) income:
Unrealized loss on Convertible Notes	(70,000)		63,000
Comprehensive loss	(4,820,691)	(2,326,332)	(16,321,104)	(12,403,215)
Comprehensive loss attributable to the noncontrolling interest	8,815		849,759
Comprehensive loss attributable to Akerna shareholders	$ (4,811,876)	$ (2,326,332)	$ (15,471,345)	$ (12,403,215)